LEASES - Additional information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LEASES
Lessee, Operating Lease, Existence of Option to Extend		true
Lessee, Operating Lease, Existence of Option to Terminate		true
Operating lease cost		$ 11.7
Variable lease cost		0.8
Short-term lease cost		2.9
Sublease income		1.3
Rent expense related to operating leases			$ 7.4	$ 3.5
Cash paid for amounts included in the measurement of operating lease liabilities		10.8
Right-of-use assets obtained in exchange for new or acquired operating lease liabilities	$ 40.1	57.9
Reduction in right-of-use assets and lease liabilities		$ 2.9
Weighted average lease term		4 years 6 months
Weighted average discount rate		7.20%
Maximum
LEASES
Lease agreement term (in years)		11 years
Minimum
LEASES
Lease agreement term (in years)		5 years